111 Huntington Avenue, Boston, Massachusetts  02199-7618
Phone 617-954-5000

                                              November 1, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Institutional Trust (the “Trust”) (File Nos. 33-37615 and 811-6174) on behalf of MFS® Institutional International Equity Fund and MFS® Institutional Large Cap Value Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 36 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on October 25, 2013.

Please call the undersigned at (617) 954-5822 or Lisa Foley at (617) 954-6634 with any questions you may have.

                                              Very truly yours,

                                              CHRISTOPHER R. BOHANE
                                              Christopher R. Bohane
                                              Vice President and Assistant
                                                General Counsel

CRB/bjn